Subsequent Events - Additional Information (Detail) € in Millions, $ in Millions	Mar. 25, 2025 EUR (€)	Apr. 02, 2025	Mar. 25, 2025 USD ($)	Oct. 31, 2024 USD ($)	Oct. 17, 2024 EUR (€)	Oct. 17, 2024 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Percentage of baseline tariff on imports		10.00%
High Point Building [Member]
Disclosure of non-adjusting events after reporting period [line items]
Sale of properties				$ 12.1
Advance payment received sale of properties				3.8	€ 3.5	$ 3.8
Remaining settled from sale of properties				$ 8.3
Events After Reporting Period
Disclosure of non-adjusting events after reporting period [line items]
Duration of lease agreement	9 years 9 months
Annual rent	€ 0.7		$ 0.7
Lease termination date	Dec. 31, 2034
Events After Reporting Period | High Point Building [Member]
Disclosure of non-adjusting events after reporting period [line items]
Sale of properties	€ 11.6		12.1
Remaining settled from sale of properties	€ 8.1		$ 8.3